Prospectus Supplement                                              209435 11/03
dated November 30, 2003 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2003

In the section entitled "Who manages the funds?" the table entry with respect to Putnam VT Vista Fund (to the extent that this prospectus otherwise offers this fund) in the table showing the investment management team members who coordinate the management of the fund's portfolio is replaced with the following:

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PUTNAM VT VISTA FUND
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Mid Cap Growth Team
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Portfolio members       Since    Experience
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Kevin M. Divney         2003     1997-Present       Putnam Management
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Paul E. Marrkand        2003     1987-Present       Putnam Management
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